Supplement to the
Fidelity Advisor Asset Manager® Funds
Fidelity Asset Manager® 85%
Class A, Class M, Class C, Class I, and Class Z
November 29, 2022
Summary Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information for the fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
AAM-85-SUSTK-1123-103 1.9881439.103	November 1, 2023
Supplement to the
Fidelity Asset Manager® Funds
Fidelity Asset Manager® 85%
November 29, 2022
Summary Prospectus

Geoff Stein no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information for the fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Avishek Hazrachoudhury (Co-Portfolio Manager) has managed the fund since 2018.
Katherine Shaw (Co-Portfolio Manager) has managed the fund since 2023.
AGG-SUSTK-1123-100 1.9911102.100	November 1, 2023